Fair Value of Financial Assets and Liabilities - Impact of Valuation Sensitivity (Detail) - JPY (¥) ¥ in Millions	6 Months Ended	12 Months Ended
	Sep. 30, 2019	Mar. 31, 2019
Financial assets:
Derivative financial instruments	¥ 4,199,705	¥ 3,382,574
Financial assets at fair value through profit or loss	2,048,831	2,641,416
Financial liabilities:
Derivative financial instruments	3,656,651	3,051,773
At fair value [member]
Financial assets:
Derivative financial instruments	4,199,705	3,382,574
Financial assets at fair value through profit or loss	2,048,831	2,641,416
Investment securities at fair value through other comprehensive income	20,927,506	17,506,113
Financial liabilities:
Derivative financial instruments	3,656,651	3,051,773
Others	(10,824)	(2,294)
At fair value [member] | Interest rate derivatives [member]
Financial assets:
Derivative financial instruments	2,798,188	2,008,745
Financial liabilities:
Derivative financial instruments	2,384,735	1,825,053
At fair value [member] | Currency derivatives [member]
Financial assets:
Derivative financial instruments	1,327,359	1,286,910
Financial liabilities:
Derivative financial instruments	1,159,971	1,112,778
At fair value [member] | Credit derivatives [member]
Financial assets:
Derivative financial instruments	13,628	15,785
Financial liabilities:
Derivative financial instruments	14,368	11,924
At fair value [member] | Equity derivatives [member]
Financial assets:
Derivative financial instruments	53,977	63,617
Financial liabilities:
Derivative financial instruments	92,672	96,170
At fair value [member] | Level 3 [member]
Financial assets:
Derivative financial instruments	5,301	10,271
Financial assets at fair value through profit or loss	537,954	580,847
Investment securities at fair value through other comprehensive income	415,865	412,347
Financial liabilities:
Derivative financial instruments	603	563
Others	(3,746)	(435)
At fair value [member] | Level 3 [member] | Interest rate derivatives [member]
Financial assets:
Derivative financial instruments	254	212
At fair value [member] | Level 3 [member] | Currency derivatives [member]
Financial assets:
Derivative financial instruments	344	274
Financial liabilities:
Derivative financial instruments	65	9
At fair value [member] | Level 3 [member] | Credit derivatives [member]
Financial assets:
Derivative financial instruments	816	5,549
Financial liabilities:
Derivative financial instruments	538	554
At fair value [member] | Level 3 [member] | Equity derivatives [member]
Financial assets:
Derivative financial instruments	3,887	4,236
At fair value [member] | Level 3 [member] | Debt instruments [member]
Financial assets:
Financial assets at fair value through profit or loss	517,218	562,136
At fair value [member] | Level 3 [member] | Equity instruments [member]
Financial assets:
Financial assets at fair value through profit or loss	20,736	18,711
Investment securities at fair value through other comprehensive income	415,865	412,347
At fair value [member] | Level 3 [member] | Derivative financial liabilities [member] | Currency derivatives [member] | Recorded in profit and loss [member]
Financial liabilities:
Financial liabilities, Favorable changes	1	1
Financial liabilities, Unfavorable changes	55	1
At fair value [member] | Level 3 [member] | Derivative financial liabilities [member] | Credit derivatives [member] | Recorded in profit and loss [member]
Financial liabilities:
Financial liabilities, Favorable changes	1,140	32
Financial liabilities, Unfavorable changes	3,312	32
At fair value [member] | Level 3 [member] | Others-liabilities [member] | Recorded in profit and loss [member]
Financial liabilities:
Financial liabilities, Favorable changes	1,459	1,651
Financial liabilities, Unfavorable changes	2,143	2,650
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Interest rate derivatives [member] | Recorded in profit and loss [member]
Financial assets:
Financial assets, Favorable changes	110	2
Financial assets, Unfavorable changes	44	14
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Currency derivatives [member] | Recorded in profit and loss [member]
Financial assets:
Financial assets, Favorable changes	311	14
Financial assets, Unfavorable changes	142	21
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Credit derivatives [member] | Recorded in profit and loss [member]
Financial assets:
Financial assets, Favorable changes	17	2,008
Financial assets, Unfavorable changes	17	5,904
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Equity derivatives [member] | Recorded in profit and loss [member]
Financial assets:
Financial assets, Favorable changes	589	541
Financial assets, Unfavorable changes	612	530
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Debt instruments [member] | Recorded in profit and loss [member]
Financial assets:
Financial assets, Favorable changes	2,572	4,038
Financial assets, Unfavorable changes	5,206	11,636
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Equity instruments [member] | Recorded in profit and loss [member]
Financial assets:
Financial assets, Favorable changes		34
Financial assets, Unfavorable changes		34
At fair value [member] | Level 3 [member] | Financial assets at fair value through other comprehensive income, category [member] | Equity instruments [member] | Recorded in equity [member]
Financial assets:
Financial assets, Favorable changes	10,541	11,843
Financial assets, Unfavorable changes	¥ 10,426	¥ 10,848